Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable	12 Months Ended
Oct. 31, 2020
Notes to Financial Statements
Allowance for Doubtful Accounts for Trade Accounts Receivable Disclosure [Text Block]
(2)	Allowance for Doubtful Accounts for Trade Accounts Receivable

A summary of changes in the allowance for doubtful accounts for trade accounts receivable for the years ended October 31, 2020, 2019 and 2018 follows:

	Years ended October 31,
	2020	2019	2018
Balance at beginning of year	$99,562	$64,242	$87,446
Bad debt expense (recovery)	425,055	60,381	(18,455)
Losses charged to allowance	—	(25,061)	(4,749)
Balance at end of year	$524,617	$99,562	$64,242